Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash [abstract]
Cash and Cash Equivalents and Restricted Cash

Note 6 – Cash and Cash Equivalents and Restricted Cash

At December 31,	2017	2016
Cash and cash equivalents	$21,511	$10,338
Restricted cash	435	405
Restricted cash – non-current	468	535
Total	$22,414	$11,278

The restricted cash is held by financial institutions in Canada and Europe as partial security for standby letters of credit and letters of guarantee.  At December 31, 2017, the Company had standby letters of credit and letters of guarantee issued by several financial institutions of $2,821  (2016 – $2,916), with expiry dates extending to December 2018.  See Note 16 – Lines of Credit and Bank Guarantees for additional information.